SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Strategic Income Fund (Effective on or about September 22, 2011: DWS Unconstrained Income Fund)

Effective on or about September 22, 2011, DWS Strategic Income Fund will change its name to DWS Unconstrained Income Fund.

Effective on or about September 22, 2011, the following sections of the prospectus and summary prospectus are supplemented as follows:

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the fund's prospectus and summary prospectus:

The fund seeks a high total return.

The following information replaces the similar existing disclosure contained in the "Main investments" and "Management process" sub–sections of the "PRINCIPAL INVESTMENT STRATEGY" section of the fund's summary prospectus:

Main investments. Under normal circumstances, the fund invests mainly in fixed income securities issued by both US and foreign corporations and governments. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment–grade fixed income securities or in junk bonds, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may also invest in emerging markets securities, mortgage and asset–backed securities and dividend–paying common stocks.

Management process. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the fixed income securities market. In choosing individual fixed income securities, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness.

Portfolio management will not be constrained in the management of the fund relative to an index and may shift the allocations of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented in the fund's holdings. Total return is a combination of capital appreciation and current income.